SCHEDULE OF ESTIMATED USEFUL LIVES OF EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2020
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Equipment on Lease [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years